Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Measurement
23.	FAIR VALUE MEASUREMENT
ASC
820-10,
Fair Value Measurements and Disclosures: Overall
, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
Level 2 — Include other inputs that are directly or indirectly observable in the marketplace
Level 3 — Unobservable inputs which are supported by little or no market activity
ASC
820-10
describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Assets and liabilities measured or disclosed at fair value
In accordance with ASC
820-10,
the Group measures equity investments with readily determinable fair value, equity investment accounted for using fair value option and available-for-sale
debt securities at fair value on a recurring basis. The equity investments with readily determinable fair value and available-for-sale
debt securities are classified within Level 1 as the fair value is measured using quoted market data, or Level 2 as the fair value is measured by using indirectly inputs observable in the market place. The equity investment accounted for using fair value option are classified with in Level 3.
The Group measures certain financial assets, including loans receivable, equity securities accounted for at fair value using measurement alternative, and equity investments accounted for using equity method at fair value on a nonrecurring basis only if an impairment loss were to be recognized. The Group’s non-financial
assets, such as intangible assets, goodwill and property and equipment, would be measured at fair value only if they were determined to be impaired.
For the year ended December 31, 2019, assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement or disclosure at December 31, 2019 using
	Total Fair Value at December 31, 2019	Total Fair Value at December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement —Recurring:
Available-for-sale debt security	146,723	21,075		146,723		10,913
Equity investments with readily determinable fair value	30,743	4,416	30,743			2,853
Equity investments accounted for using fair value option	388,581	55,816			388,581	(102,555)
Fair value measurement—Non-Recurring :
Intangible assets, net	19	3			19	(8,800)
Goodwill	—	—			—	(545,665)
Equity investments accounted for at fair value using measurement alternative	926,926	133,145			926,926	(102,592)

Total assets measured at fair value	1,492,992	214,455	30,743	146,723	1,315,526	(745,846)

For the year ended December 31, 2018, assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement or disclosure at December 31, 2018 using
	Total Fair Value at December 31, 2018	Total Fair Value at December 31, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total (losses) gains
	RMB	US$	RMB	RMB	RMB	RMB
Fair value measurement—Recurring:
Available-for-sale debt security	133,448	19,409		133,448		(3,732)
Fair value measurement—Non-Recurring:
Intangible assets, net	465	68			465	(12,767)
Equity investments accounted for at fair value using measurement alternative	559,961	81,443			559,961	281,977

Total assets measured at fair value	693,874	100,920		133,448	560,426	265,478

For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value (Note 4). The non-recurring fair value measurements to the carrying amount of an investment usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date and other unobservable inputs (level 3) such as volatility of comparable companies and probability of exit events as it relates to liquidation and redemption preferences.
There were no transfers of fair value measurements into or out of Level 3 for the years ended December 31, 2017, 2018 and 2019.

The following table presents a reconciliation of the assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended 2019:

Equity investment accounted for using fair value option
RMB
Balance as of January 1, 2019	—
Addition	497,796
Fair value change	(102,555)
Foreign exchange translation adjustments	(6,660)

Balance as of December 31, 2019	388,581

Balance as of December 31, 2019 in US$	55,816

The Group measured
e
quity investment accounted for using fair value option on recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2019
.
The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are pre se
nted below:

	Fair value	Valuation technique	Unobservable inputs	Range
Equity investments accounted for using fair value option	388,581	Discount cash flow method	• Weighted average cost of capital • Sales growth rate	18% (16.2)%~21.5%
A sensitivity analysis of the investment in equity investment accounted for using fair value option on December 31, 2019 shows that if the sales growth rate assumption was to increase 0.5% instantaneously, with all other variables hold constant, the fair value of the investment would increase by 8%. Similarly, a decrease of 0.5% in the sales growth rate assumption would reduce the fair value by 7%. If the weighted average cost of capital was to increase 0.5% instantaneously from the assumption on December 31, 2019, with all other variables hold constant, the fair value of the investment would decrease by 5%, while a decrease of 0.5% in weighted average cost of capital would increase the fair value by approximately 7%.